Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

12. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2011
Leasehold improvements	$62,906	$56,504
Construction in progress	2,883	3,472
Furniture and equipment	34,781	33,661
Computer equipment and software	92,563	85,962

	193,133	179,599
Accumulated depreciation and amortization	(124,941)	(105,151)

Property and equipment, net	$68,192	$74,448

Depreciation expense totaled $30.2 million, $26.0 million and $29.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.